Acquisition of Constellium-Bowling Green - Additional Information (Detail) - EUR (€) € in Millions		6 Months Ended
	Jan. 10, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Preexisting trade receivables with acquiree		€ 521	€ 481
Goodwill		22
Acquisition costs		6
Other (losses) / gains - net [member]
Disclosure of detailed information about business combination [line items]
Acquisition costs		€ 1
Constellium-Bowling Green [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	49.00%
Consideration transferred	€ 87
Fair value of previously held interest	72
Preexisting trade receivables with acquiree	38
Goodwill	€ 22
Goodwill amortization period for income tax purposes	15 years